Other Disclosures - Fair value, internal models (Details) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 02, 2018	Dec. 31, 2017
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	€ 137,398		€ 124,178
Financial liabilities, at fair value	125,046		153,600
Level 2 | Liabilities Under Insurance Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	936		1,117
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,721	€ 2,764	1,363
Financial liabilities, at fair value	193	196	196
Financial liabilities held for trading | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	60,069		85,614
Financial liabilities held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	179	182
Financial liabilities held for trading | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	179		182
Financial liabilities held for trading | Deposits - Central banks | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value			282
Financial liabilities held for trading | Deposits - Credit institutions | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	558		292
Financial liabilities held for trading | Deposits - Customers | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	5,777		28,179
Financial liabilities held for trading | Derivatives | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	53,734		56,860
Financial liabilities held for trading | Derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	179	182
Financial liabilities held for trading | Derivatives | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	179		182
Financial liabilities held for trading | Swaps | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	40,748		45,041
Financial liabilities held for trading | Swaps | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	103	100
Financial liabilities held for trading | Swaps | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	103		100
Financial liabilities held for trading | Exchange rate options | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	822		497
Financial liabilities held for trading | Exchange rate options | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	9	9
Financial liabilities held for trading | Exchange rate options | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	9		9
Financial liabilities held for trading | Interest rate options | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	4,797		5,402
Financial liabilities held for trading | Interest rate options | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	18	19
Financial liabilities held for trading | Interest rate options | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	18		19
Financial liabilities held for trading | Index and securities options | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,582		1,527
Financial liabilities held for trading | Index and securities options | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	42	41
Financial liabilities held for trading | Index and securities options | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	42		41
Financial liabilities held for trading | Interest rate and equity futures | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	2		1
Financial liabilities held for trading | Other | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	5,783		4,392
Financial liabilities held for trading | Other | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	7	13
Financial liabilities held for trading | Other | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	7		13
Financial liabilities held for trading | Short positions | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value			1
Hedging derivatives, category | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,717		8,029
Hedging derivatives, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	7	7
Hedging derivatives, category | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	7		7
Hedging derivatives, category | Swaps | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,415		7,573
Hedging derivatives, category | Swaps | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	7	7
Hedging derivatives, category | Swaps | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	7		7
Hedging derivatives, category | Interest rate options | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	166		287
Hedging derivatives, category | Other | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	136		169
Financial liabilities designated at fair value through profit or loss | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	58,153		59,616
Financial liabilities designated at fair value through profit or loss | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	57,324		58,840
Financial liabilities designated at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	7	7
Financial liabilities designated at fair value through profit or loss | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	7		7
Financial assets held for trading | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	66,937		66,806
Financial assets held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	456	437
Financial assets held for trading | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	456		437
Financial assets held for trading | Loans and advances - Credit institutions | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,171		1,696
Financial assets held for trading | Loans and advances - Customers | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,103		8,815
Financial assets held for trading | Debt and equity instruments | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	869		335
Financial assets held for trading | Debt and equity instruments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	34	32
Financial assets held for trading | Debt and equity instruments | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	34		32
Financial assets held for trading | Derivatives | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	53,794		55,960
Financial assets held for trading | Derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	422	405
Financial assets held for trading | Derivatives | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	422		405
Financial assets held for trading | Swaps | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	41,676		44,766
Financial assets held for trading | Swaps | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	173	189
Financial assets held for trading | Swaps | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	173		189
Financial assets held for trading | Exchange rate options | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	938		463
Financial assets held for trading | Exchange rate options | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4	5
Financial assets held for trading | Exchange rate options | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4		5
Financial assets held for trading | Interest rate options | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,154		4,747
Financial assets held for trading | Interest rate options | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	144	162
Financial assets held for trading | Interest rate options | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	144		162
Financial assets held for trading | Interest rate futures | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4		2
Financial assets held for trading | Index and securities options | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,326		1,257
Financial assets held for trading | Index and securities options | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	21	5
Financial assets held for trading | Index and securities options | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	21		5
Financial assets held for trading | Other | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,696		4,725
Financial assets held for trading | Other | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	80	44
Financial assets held for trading | Other | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	80		44
Financial assets held for trading | Credit risk derivatives | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	142
Hedging derivatives, category | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,331		8,519
Hedging derivatives, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	17	18
Hedging derivatives, category | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	17		18
Hedging derivatives, category | Swaps | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,448		7,896
Hedging derivatives, category | Swaps | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	17	18
Hedging derivatives, category | Swaps | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	17		18
Hedging derivatives, category | Interest rate options | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	14		13
Hedging derivatives, category | Other | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	869		610
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,263
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,934
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,136	1,050
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,136
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	145
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	143
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	143	150
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,122
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	518	518
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	518
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Equity instruments | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	667
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Equity instruments | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	475
Financial assets designated at fair value through profit or loss | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	48,043		34,782
Financial assets designated at fair value through profit or loss | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	45,138		30,677
Financial assets designated at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5
Financial assets designated at fair value through profit or loss | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5		282
Financial assets designated at fair value through profit or loss | Loans and advances - Central banks | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,989		9,889
Financial assets designated at fair value through profit or loss | Loans and advances - Credit institutions | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	16,144
Financial assets designated at fair value through profit or loss | Loans and advances - Customers | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	19,995		20,403
Financial assets designated at fair value through profit or loss | Loans and advances - Customers | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5
Financial assets designated at fair value through profit or loss | Loans and advances - Customers | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5		72
Financial assets designated at fair value through profit or loss | Debt and equity instruments | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	10		385
Financial assets designated at fair value through profit or loss | Debt and equity instruments | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			210
Financial assets at fair value through other comprehensive income | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	120,831
Financial assets at fair value through other comprehensive income | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	15,058
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,107	€ 1,259
Financial assets at fair value through other comprehensive income | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,107
Financial assets at fair value through other comprehensive income | Loans and advances | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,181
Financial assets at fair value through other comprehensive income | Loans and advances | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	364
Financial assets at fair value through other comprehensive income | Debt instruments | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	13,523
Financial assets at fair value through other comprehensive income | Debt instruments | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7
Financial assets at fair value through other comprehensive income | Equity instruments | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	354
Financial assets at fair value through other comprehensive income | Equity instruments | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	€ 736
Financial assets available for sale | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			18,176
Financial assets available for sale | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			626
Financial assets available for sale | Debt and equity instruments | Level 2 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			18,176
Financial assets available for sale | Debt and equity instruments | Level 3 | Financial Assets And Liabilities Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			€ 626